Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	1 Months Ended				12 Months Ended		24 Months Ended
	Jun. 30, 2018	May 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Investments in associates and joint ventures
Investments in associates and joint ventures					$ 10,546,728	$ 14,110,752	$ 10,546,728	$ 12,092,254
Investment in intangible assets and goodwill					$ 43,063,516	$ 35,886,434	$ 43,063,516
UHI
Investments in associates and joint ventures
Ownership interest in associate					10.00%	10.00%	10.00%
Investments in associates and joint ventures					$ 8,285,286	$ 8,144,843	$ 8,285,286
Imagina
Investments in associates and joint ventures
Ownership interest in associate	19.90%	19.90%
Investments in associates and joint ventures						3,845,823
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Investments in associates and joint ventures
Ownership interest in associate							40.00%
Investments in associates and joint ventures					1,385,622	1,059,391	$ 1,385,622
Other
Investments in associates and joint ventures
Investments in associates and joint ventures					$ 111,603	101,058	$ 111,603
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Investments in associates and joint ventures
Ownership interest in joint venture					33.30%		33.30%
Investments in associates and joint ventures					$ 568,327	720,806	$ 568,327
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture			50.00%	50.00%			50.00%
Investments in associates and joint ventures					195,890	180,159	$ 195,890
Fair value of total consideration			$ 81,749
Investment in intangible assets and goodwill					$ 113,837	113,837	$ 113,837
The Second Screen Company Latam, S.L. ("The Second Screen")
Investments in associates and joint ventures
Investments in associates and joint ventures						$ 58,672